Fees Summary	Sep. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,795,513,000.00
Previously Paid Amount	0.00
Total Fee Amount	265,017.72
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 265,017.72
Narrative - Max Aggregate Offering Price	$ 1,795,513,000.00
Final Prospectus	true